SCHEDULE OF OTHER CURRENT RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Receivable in respect of exercise of warrants		$ 1,510
Tax authorities		305	257
Prepaid expenses		102	142
Proof of concept receivables		46	148
Other		30	87
Total	$ 1,000	$ 1,993	$ 634